Retirement Benefit Arrangements - Active Defined Benefit Plan (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure - Defined contribution plan
Incurred expense for defined contribution arrangements		$ 13,000	$ 13,000	$ 13,000
Zurich Plan
Funded status:
Unfunded pension obligation at beginning of year		44,442	37,105
Change in pension obligation:
Service cost		10,961	8,619
Interest cost		520	1,584
Plan participants’ contributions		4,056	3,604
Actuarial loss		12,023	18,286
Plan amendments		0	3,551
Benefits paid		(3,910)	(2,352)
Foreign currency adjustments		20,550	2,828
Change in pension obligation		44,200	36,120
Change in fair value of plan assets:
Actual return on plan assets		2,820	18,140
Employer contributions		7,941	7,193
Plan participants’ contributions		4,056	3,604
Benefits paid		(3,910)	(2,352)
Foreign currency adjustments		15,685	2,198
Change in fair value of plan assets		26,592	28,783
Funded status:
Unfunded pension obligation at end of year		62,050	44,442	$ 37,105
Additional information:
Projected benefit obligation at end of year	[1]	242,112	197,912
Accumulated pension obligation at end of year	[2]	$ 231,419	$ 189,089
Pension obligation - assumptions used
Discount rate		0.10%	0.25%	1.00%
Interest crediting rate		1.00%	1.00%	1.00%
Rate of compensation increase		2.00%	2.00%	2.25%
Net periodic benefit cost - assumptions used
Discount rate		0.25%	1.00%	0.75%
Interest crediting rate		1.00%	1.00%	1.00%
Expected return on plan assets		3.50%	3.50%	0.75%
Rate of compensation increase		2.00%	2.00%	2.25%
Defined Benefit Plan Estimated Future Benefit Payments Abstract
2021		$ 8,040
2022		7,478
2023		8,351
2024		8,727
2025		9,289
2026 to 2029		52,579
Significant other observable inputs (Level 2) | Insured funds | Zurich Plan
Additional information:
Fair value of plan assets at end of year		$ 180,062	$ 153,470
Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plans, Accumulated Benefits, Vesting Period		0 years
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plans, Accumulated Benefits, Vesting Period		4 years

[1]	Represents the actuarial present value of all benefits attributed to employee service rendered to December 31, measured using assumptions as to future compensation levels
[2]	Represents the actuarial present value of benefits (whether vested or non-vested) attributed to employee service rendered and compensation to December 31, with no assumption about future compensation levels